Trade Notes and Accounts Receivable, Net - Carrying Amount (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 24,727,073	$ 24,906,452
U.S. dollar
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	2,103,300	3,508,188
Other currencies
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	210,621	325,116
Currencies other than Peso
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 2,313,921	$ 3,833,304